LEASES - Cash Flow from operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 50,357	¥ 49,644
Operating leases	¥ 1,674	¥ 2,157
Weighted average remaining lease term, operating leases	2 years 10 days	2 years 9 months 18 days
Weighted average discount rate, operating leases	5.32%	5.27%